Variable Interest Entities ("VIEs") - Summary of Bareboat Charters (Details) - Hilli LLC - Variable Interest Entity - CSSC $ in Thousands	Jun. 30, 2026 USD ($)
Variable Interest Entity [Line Items]
2026	$ 38,992
2027	76,032
2028	72,821
2029	69,698
2030	66,575
2031+	$ 138,463